Organization and Basis of Presentation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012 Companies
Organization and Basis of Presentation (Additional Textual) [Abstract]
Number of separate portfolio companies	5
WHT assets acquired	40.00%
Distributed amount of cash to acquire predecessor's net assets	$ 73.6
Number of common units issued to acquire predecessor's net assets	7,061,294
Number of subordinated units issued to acquire predecessor's net assets	5,360,912
Predecessor [Member]
Organization and Basis of Presentation (Textual) [Abstract]
Repayment amount of credit facilities	$ 198.3
General partner [Member]
Organization and Basis of Presentation (Textual) [Abstract]
Partnership Ownership Percentage	0.10%
Common units [Member]
Organization and Basis of Presentation (Textual) [Abstract]
Partnership Ownership Percentage	99.90%
The Funds [Member] | General partner [Member]
Organization and Basis of Presentation (Textual) [Abstract]
Percentage of economic interest in incentive distribution rights	50.00%